Segmented information - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEGMENTED ASSETS AND LIABILITIES
Capital expenditure	$ 284.2	$ 253.3
Total assets	2,250.1	2,158.5
Total liabilities	1,460.8	1,197.2
Total capital expenditures	284.2	253.3
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	1,090.2	1,078.4
Liabilities	374.8	334.9
Capital expenditure	140.8	185.9
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	749.7	647.7
Liabilities	551.5	89.8
Capital expenditure	134.1	61.8
Other
SEGMENTED ASSETS AND LIABILITIES
Assets	410.2	432.4
Liabilities	534.5	772.5
Capital expenditure	$ 9.3	$ 5.6